Performance-based compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Performance-based compensation	Performance-based compensation
20.1.    Performance-based compensation agreement
Under the award agreement, the Company grants cash-settled share-based payments linked to the fair value of its American Depositary Shares (ADSs), which are publicly traded on NASDAQ. As part of its growth-oriented incentive program, the Company introduced a Long-Term Incentive Plan in 2023. The recipient may not exercise such right until three years have elapsed since the date of grant and the trading price of our ADSs is above a certain target price per ADS. Also, the recipient may apply for incentive payments multiple times, up to a total of the target shares. However, each application must be for no more than one-third of the total target shares, and any subsequent application can only be made at least 90 days after the previous application date, provided that the trading price of our ADSs exceeds a specified target price per ADS.
The vesting period is three years from the date of the grant, and the option is exercisable within five years thereafter at an exercise price of $15.0 per ADS. As of December 31, 2024, and 2023, the Company recognized total expenses of $1.6 million and $0.5 million, respectively, for performance-based compensation, with corresponding other non-current liabilities carrying amounts of $2.0 million and $0.5 million.
20.2.    Measurement of fair value of performance-based compensation
The fair value of performance-based compensation is estimated by using the binomial option pricing model. The following table represents components and inputs used for fair value of performance-based compensation as follows:

	Year ended December 31,
	2024	2023
Share price on the reporting date	USD 10.44	USD 7.98
Expected volatility	10.30%	6.49%
Expected dividend rate	0.00%	0.00%
Expected maturity	5.8 years ~ 6.3 years	6.8 years ~ 7.3 years
Risk-free interest rate	4.76%	5.53%
Fair value	$3.4 million	$2.0 million
20.3.    Changes in the number of shares granted
Changes in the number of shares granted for the years ended December 31, 2024 and 2023 are as follows (in shares):

	Year ended December 31,
	2024	2023
Balance at January 1	759,000	—
Granted, during the period	—	759,000
Forfeited, during the period	(187,300)	—
Balance at December 31 (1)	571,700	759,000
(1) At the end of each reporting period, the number of exercisable shares is zero.